Members' Equity and Stockholders' Equity (Details) (USD $)	0 Months Ended			6 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Oct. 05, 2012	Feb. 28, 2008	Jun. 06, 2007	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Jun. 07, 2007 Executive	Dec. 31, 2012 Common members' interest Executive	Dec. 31, 2012 Preferred members
Redeemable Preferred Members' Equity
Percentage of common members' equity sold by sole stockholder to outside investors			25.00%
Aggregate purchase price for which common members' equity is sold			$ 60,000,000
Purchase price adjustment paid by outside investors to the selling member as a result of the company achieving an EBITDA Target		1,800,000
Preferred members' interest account activity
Balance at the beginning of the period				33,725,000	33,725,000	36,811,000	36,218,000
Preferred interest accretion						4,058,000	7,068,000
Distributions					(9,000,000)	(7,144,000)	(6,475,000)
Exchanged					(24,725,000)
Balance at the end of the period						33,725,000	36,811,000
Common Stock
Number of votes for each share					1
Number of authorized shares of common stock					200,000,000			200,000,000
Common stock, par value (in dollars per share)					$ 0.01	$ 0.01		$ 0.01
Preferred Stock
Preferred stock, authorized shares					5,000,000
Preferred stock, par value					$ 0.01
Distributions to Members
Assets to be distributed upon dissolution event of the company (as a percent)										75.00%	25.00%
Membership interest (as a percent)									8.50%	8.50%
Amount multiplied by vested percentage of membership interest considered for determining limit of distribution to members upon dissolution										120,000
Distribution to common and preferred members	$ 0			$ 15,151,000	$ 36,000,000	$ 28,575,000	$ 25,900,000